Organization and Description of Business - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Cash	$ 40,566	$ 123
Accumulated deficit	71,743	31,408
Net loss	40,335	6,387
Net cash used in operating activities	$ 30,818	$ 5,774